Equity (Schedule of Stock Options Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	1.60%	1.30%	1.40%
Risk-free interest rate, Maximum	1.90%	2.00%	1.70%
Expected option term	6 years
Expected share price volatility, Minimum	50.10%	45.80%	56.00%
Expected share price volatility, Maximum	53.50%	47.60%	57.00%
Dividend yield
Weighted average grant date fair value (in dollars per share)	$ 15.49	$ 60.82	$ 40.94
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term		4 years 2 months 12 days	5 years 1 month 6 days
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term		6 years 6 months	5 years 2 months 12 days